Contract Assets and Contract Liabilities - Schedule of Contract Assets and Contract Liabilities (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Contract Assets
Contract cost	RM 189,071,858	$ 42,245,974	RM 128,952,000
Contract margin	24,840,605	5,550,353	22,018,596
Contract revenue recognized	213,912,463	47,796,327	150,970,596
Less: Bill to trade receivables	(180,008,528)	(40,220,875)	(100,687,277)
Contract assets carried forward	33,903,935	7,575,452	50,283,319
Contract cost assets			959,005
Less: Provision for impairment loss	(2,668,908)	(596,337)	(296,776)
Add: Accrued revenue	1,312,562	293,277	47,499
Balance carried forward	32,547,589	7,272,392	50,993,047
(Increase)/Decrease in contract assets	18,445,458	4,121,429	(32,709,220)
Increase in provision for impairment loss	(2,372,132)	(530,026)	(296,776)
Contract Liabilities
Balance brought forward			806,058
Add: Deposits and prepayment from customer			(800,058)
Adjustment for unrealized foreign exchange movement			12,070
Adjustment to other payables			(18,070)
Balance carries forward
(Decrease)/Increase in contract liabilities			RM (806,058)